CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred revenue current, consolidated variable interest entities without recourse to China Finance Online Co. Limited	$ 17,287,260	$ 32,994,717
Accrued expenses and other current liabilities, consolidated variable interest entities without recourse to China Finance Online Co. Limited	6,457,049	10,838,363
Amounts due to customers for the trust bank balances held on their behalf, consolidated variable interest entities without recourse to China Finance Online Co. Limited	18,663,564	9,625,461
Short-term loan, consolidated variable interest entities without recourse to China Finance Online Co. Limited	19,170,891	6,424,093
Accounts payable, consolidated variable interest entities without recourse to China Finance Online Co. Limited	144,496	221,084
Income taxes payable, consolidated variable interest entities without recourse to China Finance Online Co. Limited	134,732	155,394
Deferred tax liabilities current, consolidated variable interest entities without recourse to China Finance Online Co. Limited	45,333
Deferred revenue non-current, consolidated variable interest entities without recourse to China Finance Online Co. Limited	7,237,117	13,021,678
Deferred tax liabilities non-current, consolidated variable interest entities without recourse to China Finance Online Co. Limited		966,689
Ordinary shares, par value	$ 0.00013	$ 0.00013
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	110,935,383	110,887,883
Ordinary shares shares outstanding	110,935,383	110,887,883
All Other
Accounts receivable, allowance for doubtful accounts	129,439	36,039
Variable Interest Entity, Primary Beneficiary
Deferred revenue current, consolidated variable interest entities without recourse to China Finance Online Co. Limited	7,037,155	13,340,978
Accrued expenses and other current liabilities, consolidated variable interest entities without recourse to China Finance Online Co. Limited	3,127,403	2,659,121
Accounts payable, consolidated variable interest entities without recourse to China Finance Online Co. Limited	114,934	31,498
Income taxes payable, consolidated variable interest entities without recourse to China Finance Online Co. Limited	24,621	93,956
Deferred tax liabilities current, consolidated variable interest entities without recourse to China Finance Online Co. Limited	2,725
Deferred revenue non-current, consolidated variable interest entities without recourse to China Finance Online Co. Limited	3,032,794	4,961,948
Deferred tax liabilities non-current, consolidated variable interest entities without recourse to China Finance Online Co. Limited		$ 947,758